BALANCE SHEETS (PARENTHETICALS) (ILS)	Dec. 31, 2012		Dec. 31, 2011
BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	1		1
Ordinary shares, shares authorized	5,000,000		5,000,000
Ordinary shares, shares issued	2,780,707		2,780,707
Ordinary shares, shares outstanding	2,690,857	[1]	2,690,857	[1]
Treasury shares, shares	89,850		89,850

[1]	The number of shares has been adjusted retroactively to reflect the one for ten reverse split of our ordinary shares dated February 22, 2010.